Convertible Notes Payable (Details 2) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative discounts	$ 40,222	$ 30,010	$ 149,456
Interest Expense [Member]
Derivative discounts		221,515	571,183
Original issue discounts			23,750
Loan origination costs			57,500
Total debt discounts		$ 221,515	$ 652,433